NATURE OF BUSINESS (Details)				9 Months Ended	12 Months Ended
	Jun. 21, 2021 USD ($) shares	Mar. 30, 2021	Mar. 16, 2021	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($) item	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Mar. 15, 2021	Dec. 31, 2019 USD ($)
Subsidiary, Sale of Stock [Line Items]
Number of Reporting Units				1	1
Reverse stock split ratio		0.18
Number of convertible preferred shares outstanding | shares	0
Outstanding principal of convertible notes, converted	$ 5,500,000			$ 4,000,000
Working capital deficit				12,796,062	$ 18,663,321
Accumulated deficit				(35,969,015)	(29,057,587)				$ (24,405,503)
Cash				9,790,732	695,909				$ 53,893
Accounts payable and accrued expenses				$ 1,376,560	2,603,342
Bridge notes payable					$ 6,494,228
Subsequent event
Subsidiary, Sale of Stock [Line Items]
Reverse stock split ratio			5.545
Interest rate								15.00%
Convertible Notes to related parties
Subsidiary, Sale of Stock [Line Items]
Outstanding principal of convertible notes, converted	$ 5,491,663					$ 5,500,000	$ 5,500,000
Interest rate						6.00%	6.00%